UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2016 – JUNE 30, 2016

                                            (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

|	SEMI-ANNUAL REPORT

AMG Funds

June 30, 2016

AMG Managers Bond Fund

Service Class: MGFIX | Institutional Class: MGBIX

AMG Managers Global Income Opportunity Fund: MGGBX

AMG Managers Special Equity Fund

Service Class: MGSEX | Institutional Class: MSEIX

www.amgfunds.com |	SAR078-0616

AMG Funds

Semi-Annual Report—June 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS, AND SCHEDULES OF PORTFOLIO INVESTMENTS
AMG Managers Bond Fund	4
AMG Managers Global Income Opportunity Fund	15
AMG Managers Special Equity Fund	20

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	26

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	32
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	34
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	35
Detail of changes in assets for the past two periods

Financial Highlights	36
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	39

Notes to Financial Statements	40
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	48

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2016	Expense Ratio for the Period	Beginning Account Value 1/01/16	Ending Account Value 6/30/16	Expenses Paid During the Period*
AMG Managers Bond Fund
Service Class
Based on Actual Fund Return	0.99%	$1,000	$1,088	$5.14
Hypothetical (5% return before expenses)	0.99%	$1,000	$1,020	$4.97
Institutional Class
Based on Actual Fund Return	0.89%	$1,000	$1,090	$4.62
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.47
AMG Managers Global Income Opportunity Fund
Based on Actual Fund Return	0.89%	$1,000	$981	$4.38
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.47
AMG Managers Special Equity Fund
Service Class
Based on Actual Fund Return	1.36%	$1,000	$1,088	$7.06
Hypothetical (5% return before expenses)	1.36%	$1,000	$1,018	$6.82
Institutional Class
Based on Actual Fund Return	1.11%	$1,000	$1,090	$5.77
Hypothetical (5% return before expenses)	1.11%	$1,000	$1,019	$5.57

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (182), then divided by 366.

2

Fund Performance (unaudited)

Periods ended June 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2016.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date

AMG Managers Bond Fund [2,3,4,5,7,8,9]

Service Class	5.82%	4.46%	4.62%	6.28%	8.40%	06/01/84

Institutional Class	5.88%	4.57%	—	—	2.77%	04/01/13

Barclays U.S. Government/Credit Bond Index[6]	6.23%	6.70%	4.11%	5.22%	7.68%	05/31/84	†

AMG Managers Global Income Opportunity Fund [2,3,4,7,8,9,10]	9.13%	4.35%	2.29%	4.71%	5.09%	03/25/94

Barclays Global Aggregate Bond Index [11]	8.96%	8.87%	1.77%	4.40%	5.39%	03/31/94	†

AMG Managers Special Equity Fund[2,8,9,12]

Service Class	(0.35)%	(8.93)%	7.75%	5.56%	10.96%	06/01/84

Institutional Class	(0.24)%	(8.71)%	7.97%	5.79%	6.74%	05/03/04

Russell 2000® Growth Index[13]	(1.59)%	(10.75)%	8.51%	7.14%	7.76%	05/03/04	††

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund.
††	Date reflects the inception date of the Institutional Class.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2016. All returns are in U.S. dollars($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.
[4]	Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.
[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]	The Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[7]	The Fund may invest in below-investment-grade debt securities and unrated securities of similar credit quality (commonly known as “junk bond” or “high yield securities”) which may be subject to greater levels of interest rate, credit, and liquidity risk.
[8]	Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations.
[9]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
[10]	A short-term redemption fee of 1% will be charged on redemptions of fund shares held for 60 days or less.
[11]	The Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities. Unlike the Fund, the Barclays Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur expenses.
[12]	The Fund is subject to risks associated with investments in small- and mid-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[13]	The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the index is unmanaged, is not available for investment and does not incur expenses.

The Russell 2000® Growth Index is a trademark of the London Stock Exchange Group Companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Bond Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Category	AMG Managers Bond Fund*
Corporate Bonds and Notes	64.4%
U.S. Government and Agency Obligations	14.4%
Foreign Government Obligations	6.4%
Asset-Backed Securities	4.3%
Mortgage-Backed Securities	1.3%
Municipal Bonds	0.9%
Preferred Stocks	0.8%
Common Stocks	0.1%
Other Assets and Liabilities	7.4%

*	As a percentage of net assets.

Rating	AMG Managers Bond Fund***
U.S. Government and Agency Obligations	15.5%
Aaa	3.6%
Aa	2.3%
A	17.4%
Baa	50.3%
Ba & lower	10.8%
N/R	0.1%

***	As a percentage of market value of fixed-income securities and preferred stocks.

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 0.625%, 12/31/16**	6.1%
U.S. Treasury Notes, 0.625%, 09/30/17	6.1
U.S. Treasury Bills, 0.186%, 07/21/16	6.1
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26	3.0
Mexican Bonos Bonds, Series M 20, 10.000%, 12/05/24**	2.2
U.S. Treasury Notes, 0.875%, 05/31/18	2.0
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42**	1.9
Bank of America Corp., 6.110%, 01/29/37**	1.8
ONEOK Partners, L.P., 4.900%, 03/15/254	1.7
AT&T, Inc., 4.125%, 02/17/26	1.6

Top Ten as a Group	32.5%

**	Top Ten Holdings as of December 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Bond Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

		Principal Amount†	Value
Asset-Backed Securities - 4.3%
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		$12,314,110	$12,271,011
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		4,270,000	4,217,903
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		10,065,000	10,101,653
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	4,006,028
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[2,3]		19,899,521	19,601,028
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42 (a)		46,473,825	45,580,645
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,688,785	4,033,995
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		2,241,523	2,186,799
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		4,668,666	4,811,815
Total Asset-Backed Securities (cost $107,143,105)			106,810,877
Corporate Bonds and Notes - 64.4%
Financials - 26.0%
Ally Financial, Inc.,
4.125%, 02/13/22		7,915,000	7,855,637
8.000%, 11/01/31		1,267,000	1,466,552
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		6,623,306	6,821,594
American International Group, Inc., 4.875%, 06/01/22		560,000	623,855
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	45,163,409
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,101,626
MTN, 4.250%, 10/22/26		2,610,000	2,706,800
MTN, Series C, 6.050%, 06/01/34		22,100,000	26,741,155
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,383,901
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	4,347,949
6.250%, 06/29/17	NZD	37,108,000	27,212,710
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,017,586
3.875%, 02/08/22		9,090,000	9,875,385
3.950%, 11/09/22		2,190,000	2,264,856
Duke Realty, L.P., 6.500%, 01/15/18		4,660,000	5,007,016
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,656,099
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,199,364
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,542,130
General Electric Capital Corp.,
GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,629,753

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 26.0% (continued)
General Electric Capital Corp.,
GMTN, 5.500%, 02/01/17	NZD	6,250,000	$4,519,496
GMTN, 6.750%, 09/26/16	NZD	6,390,000	4,596,634
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,351,158
6.750%, 10/01/37		14,590,000	17,997,261
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,784,166
7.500%, 04/15/18		2,405,000	2,624,288
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	911,212
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,244,488
JPMorgan Chase & Co.,
4.125%, 12/15/26		19,350,000	20,501,654
4.250%, 11/02/18	NZD	7,360,000	5,353,562
EMTN, 1.072%, 05/30/17[3]	GBP	1,500,000	1,982,915
Lloyds Banking Group PLC,
4.500%, 11/04/24[4]		18,500,000	18,767,917
4.582%, 12/10/25 (a)		20,972,000	21,082,271
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	10,246,822
MBIA Insurance Corp., 11.888%, 01/15/33 (07/15/16) (a)		525,000	194,250
Morgan Stanley,
3.750%, 02/25/23		17,265,000	18,286,656
GMTN, 4.350%, 09/08/26		5,000,000	5,230,585
GMTN, 8.000%, 05/09/17[4]	AUD	8,100,000	6,299,260
MTN, 4.100%, 05/22/23		12,910,000	13,385,888
MTN, 6.250%, 08/09/26		11,000,000	13,831,510
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	18,077,867
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,623,967
National City Corp., 6.875%, 05/15/19		1,905,000	2,147,228
National Life Insurance Co., 10.500%, 09/15/39 (a)[2]		5,000,000	7,663,985
Navient Corp.,
5.500%, 01/25/23[4]		18,070,000	15,856,425
MTN, 4.875%, 06/17/19		5,055,000	4,878,075
MTN, 5.500%, 01/15/19		1,695,000	1,698,220
MTN, 8.450%, 06/15/18		10,950,000	11,839,688
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,320,000
Old Republic International Corp.,
3.750%, 03/15/18[4,5]		15,805,000	20,190,888
4.875%, 10/01/24		4,915,000	5,249,844
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	12,172,414

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 26.0% (continued)
Quicken Loans, Inc., 5.750%, 05/01/25 (a)		$3,895,000	$3,758,675
Realty Income Corp.,
5.750%, 01/15/21		2,125,000	2,445,029
6.750%, 08/15/19		5,550,000	6,359,468
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,876,511
Santander Issuances SAU, 5.179%, 11/19/25		27,800,000	27,773,117
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,655,634
Societe Generale, S.A.,
4.750%, 11/24/25 (a)[4]		11,000,000	11,239,228
5.200%, 04/15/21 (a)		7,000,000	8,007,111
5.625%, 11/24/45 (a)[4]		18,145,000	18,854,996
Springleaf Finance Corp.,
5.250%, 12/15/19		12,890,000	12,003,812
7.750%, 10/01/21[4]		31,730,000	30,540,125
8.250%, 10/01/23		12,695,000	12,060,250
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	16,066,083
7.375%, 10/01/19		3,915,000	4,500,097
7.375%, 03/15/32		1,930,000	2,553,392
Total Financials			639,221,499
Industrials - 35.4%
Alcatel-Lucent USA, Inc., 6.500%, 01/15/28		305,000	313,388
America Movil SAB de CV, 6.450%, 12/05/22	MXN	169,300,000	8,871,268
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,101,075	2,216,634
American Airlines 2016-1 Class B Pass Through Trust, Series B, 5.250%, 01/15/24		24,220,000	25,249,350
American Airlines 2016-2 Class B Pass Through Trust, 4.375%, 06/15/24 (a)		25,000,000	24,980,500
APL, Ltd., 8.000%, 01/15/24[2]		250,000	165,000
ArcelorMittal,
6.500%, 03/01/21 (b)[4]		150,000	154,125
7.250%, 02/25/22 (b)[4]		1,600,000	1,684,000
7.750%, 03/01/41 (b)		11,065,000	10,539,412
8.000%, 10/15/39 (b)		6,604,000	6,405,880
AT&T, Inc.,
3.400%, 05/15/25		13,530,000	13,839,932
3.950%, 01/15/25		4,345,000	4,618,492
4.125%, 02/17/26		35,605,000	38,248,102
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	7,864,737
Series S, 6.450%, 06/15/21		13,395,000	13,612,669

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 35.4% (continued)
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]	$3,800,000	$3,505,500
6.625%, 08/15/20	55,000	38,637
6.875%, 11/15/20	85,000	59,075
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	12,733,000
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	2,740	2,839
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	43,934	47,997
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	14,006,782	15,687,595
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	3,358,670	3,505,779
Continental Resources, Inc.,
3.800%, 06/01/24	2,025,000	1,766,812
4.500%, 04/15/23	385,000	359,012
Corning, Inc.,
6.850%, 03/01/29	9,142,000	11,586,671
7.250%, 08/15/36	1,185,000	1,431,651
Cox Communications, Inc., 4.800%, 02/01/35 (a)	3,369,000	3,147,903
Cummins, Inc., 5.650%, 03/01/98	6,460,000	7,274,793
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,829,429
Delta Air Lines, Inc., 2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	7,175,215	8,215,622
Devon Energy Corp.,
3.250%, 05/15/22[4]	5,256,000	5,097,243
5.850%, 12/15/25	8,890,000	9,806,426
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
6.020%, 06/15/26 (a)	3,270,000	3,408,932
8.100%, 07/15/36 (a)	5,470,000	5,896,923
8.350%, 07/15/46 (a)	2,990,000	3,214,576
Dillard’s, Inc., 7.000%, 12/01/28	225,000	249,498
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,837,288
Enbridge Energy Partners L.P.,
5.875%, 10/15/25[4]	6,145,000	6,795,854
7.375%, 10/15/45	4,595,000	5,600,414
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,773,485
4.050%, 02/15/22	2,219,000	2,394,476
EQT Corp., 6.500%, 04/01/18	35,420,000	36,904,806
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,204,585
6.700%, 06/01/34 (a)	1,250,000	1,656,125
7.000%, 10/15/37 (a)	19,033,000	25,930,064

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 35.4% (continued)
Foot Locker, Inc., 8.500%, 01/15/22	$570,000	$677,502
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,450,757
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26	68,075,000	74,313,938
General Motors Co.,
5.200%, 04/01/45	1,030,000	1,020,449
6.750%, 04/01/46	1,730,000	2,052,100
General Motors Financial Co., Inc., 5.250%, 03/01/26	9,680,000	10,522,983
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,861,272
HCA, Inc., 7.500%, 11/06/33	75,000	79,828
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 (a)	2,243,000	2,233,212
Intel Corp.,
2.950%, 12/15/35 (b)[5]	8,030,000	10,383,794
3.250%, 08/01/39[5]	15,000,000	24,384,375
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	13,650,000
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,530,343
4.150%, 03/01/22	5,620,000	5,685,473
4.150%, 02/01/24	14,000,000	14,071,862
5.300%, 09/15/20	1,415,000	1,514,033
5.800%, 03/01/21	4,320,000	4,692,349
KLA-Tencor Corp., 5.650%, 11/01/34	4,590,000	4,922,311
Macy’s Retail Holdings, Inc., 4.500%, 12/15/34	170,000	150,600
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,645,524
Masco Corp.,
6.500%, 08/15/32	955,000	1,015,881
7.125%, 03/15/20	8,815,000	10,150,472
7.750%, 08/01/29	1,070,000	1,264,192
MeadWestvaco Corp., 7.550%, 03/01/47[2]	970,000	1,250,827
Methanex Corp., 5.250%, 03/01/22	350,000	358,165
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]	825,000	806,966
New Albertsons, Inc.,
7.450%, 08/01/29	3,195,000	3,099,150
7.750%, 06/15/26	915,000	892,125
MTN, Series C, 6.625%, 06/01/28	1,015,000	903,350
Newell Rubbermaid, Inc., 4.000%, 12/01/24	3,085,000	3,223,816
Noble Energy, Inc., 3.900%, 11/15/24[4]	3,670,000	3,728,393
ONEOK Partners, L.P.,
4.900%, 03/15/25[4]	39,570,000	41,496,109
6.200%, 09/15/43	245,000	260,292

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 35.4% (continued)
Owens Corning,
6.500%, 12/01/16		$54,000	$54,762
7.000%, 12/01/36		9,175,000	11,193,977
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	5,742,014
7.000%, 06/15/18		26,505,000	28,331,035
Petrobras Global Finance BV, 5.625%, 05/20/43		580,000	411,800
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,814,478
6.500%, 05/01/18		8,975,000	9,544,993
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25	EUR	500,000	83,138
The Priceline Group, Inc., 0.900%, 09/15/21[4,5]		11,970,000	12,119,625
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	11,527,075
6.375%, 05/15/33		5,135,000	5,327,562
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	658,750
6.875%, 07/15/28		1,190,000	963,900
7.625%, 08/03/21		2,135,000	2,177,700
Qwest Corp.,
6.875%, 09/15/33		6,161,000	6,075,356
7.250%, 09/15/25		1,185,000	1,264,048
7.250%, 10/15/35		2,165,000	2,183,134
Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23		700,000	683,348
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,639,070
Rowan Cos., Inc., 7.875%, 08/01/19[4]		4,710,000	4,851,300
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		2,640,000	3,418,861
Sealed Air Corp., 5.500%, 09/15/25 (a)		1,580,000	1,645,175
Telecom Italia Capital, S.A.,
6.000%, 09/30/34		5,965,000	5,696,575
6.375%, 11/15/33		4,865,000	4,834,594
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	996,340
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	336,877
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,147,141
Time Warner Cable, Inc., 5.500%, 09/01/41		805,000	845,559
The Toro Co., 6.625%, 05/01/37[2]		6,810,000	8,204,334
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (a)		15,140,000	18,841,760
Transocean, Inc., 7.375%, 04/15/18		500,000	506,250
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22		11,042,488	11,705,037
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26		8,710,817	9,185,383

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 35.4% (continued)
United States Steel Corp., 6.650%, 06/01/37[4]		$3,595,000	$2,408,650
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23[4]		2,785,861	3,301,245
Vale Overseas, Ltd., 6.875%, 11/21/36		3,665,000	3,335,150
Verizon Communications, Inc.,
3.500%, 11/01/24		27,900,000	29,672,571
4.862%, 08/21/46		25,890,000	28,300,022
Viacom, Inc., 4.850%, 12/15/34		1,725,000	1,608,204
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		1,112,918	1,149,199
Western Digital Corp., 7.375%, 04/01/23 (a)		5,845,000	6,224,925
Total Industrials			869,029,859
Utilities - 3.0%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)		21,130,000	23,354,735
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)		3,285,000	3,107,147
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34		7,509,632	7,391,205
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	761,250
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	637,308
Empresa Nacional de Electricidad S.A., 7.875%, 02/01/27		2,900,000	3,580,270
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	4,086,162
6.000%, 10/07/39 (a)		18,382,000	21,722,579
EMTN, 5.750%, 09/14/40	GBP	210,000	363,832
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		4,338,213	4,858,365
Nisource Finance Corp., 6.125%, 03/01/22		2,020,000	2,403,745
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,597,756
Total Utilities			74,864,354
Total Corporate Bonds and Notes (cost $1,441,449,445)			1,583,115,712
Foreign Government Obligations - 6.4%
Brazilian Government International Bonds,
8.500%, 01/05/24	BRL	6,650,000	1,805,186
10.250%, 01/10/28	BRL	5,750,000	1,682,595
Canadian Government Notes,
0.250%, 05/01/17	CAD	14,775,000	11,410,241
0.750%, 09/01/20	CAD	15,225,000	11,879,731
1.000%, 08/01/16	CAD	5,965,000	4,618,714
2.750%, 09/01/16	CAD	385,000	299,021
European Investment Bank Bonds, 2.603%, 03/10/21[6]	AUD	5,000,000	3,302,635
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,769,992
Inter-American Development Bank Bonds, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,151,039

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government Obligations - 6.4% (continued)
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	$3,055,397
Series M, 8.000%, 12/07/23	MXN	122,500,000	7,616,179
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	6,789,879
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,371,146
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	53,407,984
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	15,795,794
New Zealand Government Notes, Series 319, 5.000%, 03/15/19	NZD	14,845,000	11,420,812
Norway Government Bonds,
Series 472, 4.250%, 05/19/17 (a)	NOK	13,230,000	1,632,088
Series 473, 4.500%, 05/22/19 (a)	NOK	18,955,000	2,524,372
Series 474, 3.750%, 05/25/21 (a)	NOK	13,210,000	1,813,475
Province of Alberta Bonds, 5.930%, 09/16/16	CAD	11,847	9,261
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	5,642,425
Total Foreign Government Obligations (cost $191,794,990)			156,997,966
Mortgage-Backed Securities - 1.3%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 2.942%, 12/15/27 (07/15/16) (a)[1]		8,000,000	7,852,699
COMM Mortgage Trust,
Series 2014-FL4, Class AR1, 2.143%, 07/13/31 (07/13/16) (a)[1,2]		718,815	712,146
Series 2014-FL5, Class SV2, 2.785%, 07/15/31 (07/15/16) (a)[1,2]		7,703,000	7,692,416
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]		1,256,523	1,299,380
Extended Stay America Trust, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	13,552,912
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.927%, 06/15/49[3]		80,000	81,439
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.807%, 03/15/44 (a)[3]		435,000	448,888
Total Mortgage-Backed Securities (cost $31,228,166)			31,639,880

Municipal Bonds - 0.9%
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000	2,767,882
Illinois State General Obligation, 5.520%, 04/01/38		4,660,000	4,340,371
Michigan Tobacco Settlement Finance Authority, Series 2006-A, 7.309%, 06/01/34		2,775,000	2,685,895
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46		16,290,000	13,714,062
Total Municipal Bonds (cost $25,571,061)			23,508,210
U.S. Government and Agency Obligations - 14.4%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31		27,509	30,716
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27		2,577,529	2,707,522
6.000%, 07/01/29		1,924	2,221
Total Federal National Mortgage Association			2,709,743

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Treasury Obligations - 14.3%
U.S. Treasury Notes,
0.625%, 12/31/16 to 09/30/17	$300,000,000	$300,287,250
0.875%, 05/31/18	50,000,000	50,271,500
Total U.S. Treasury Obligations		350,558,750
Total U.S. Government and Agency Obligations (cost $352,630,278)		353,299,209

	Shares
Common Stocks - 0.1%
PPG Industries, Inc. (Materials) (cost $1,019,560)	28,189	2,935,884
Preferred Stocks - 0.8%
Financials - 0.5%
Bank of America Corp., Series 3, 6.375%[4]	20,000	516,600
Bank of America Corp., Series L, 7.250%[5]	7,808	9,330,560
Navient Corp., 6.000%	41,250	855,525
Total Financials		10,702,685
Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[5]	37,854	4,394,849
Materials - 0.1%
Alcoa, Inc., Series 1, 5.375%[5]	98,605	3,241,146
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	47,236
Entergy New Orleans, Inc., 5.560%	100	10,100
Wisconsin Electric Power Co., 3.600%	3,946	339,553
Total Utilities		396,889
Total Preferred Stocks (cost $17,117,165)		18,735,569

	Principal Amount†
Short-Term Investments - 9.5%
Repurchase Agreements - 2.0%[7]
Bank of Nova Scotia, dated 06/30/16, due 07/01/16, 0.420% total to be received $11,226,342 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.250%, 01/01/30 - 06/20/46, totaling $11,450,869)	$11,226,211	11,226,211
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $11,740,913 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $11,975,575)	11,740,760	11,740,760
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500% total to be received $11,740,923 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $11,975,575)	11,740,760	11,740,760
Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420% total to be received $11,740,897 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $11,975,575)	11,740,760	11,740,760
State of Wisconsin Investment Board, dated 06/30/16, due 07/01/16, 0.480% total to be received $2,985,751 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $3,069,575)	2,985,711	2,985,711
Total Repurchase Agreements		49,434,202

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
U.S. Treasury Bills - 6.1%
U.S. Treasury Bills, 0.186%, 07/21/16[6]	$150,000,000	$149,984,700
Total U.S. Treasury Bills		149,984,700

	Shares
Other Investment Companies - 1.4%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	33,977,545	33,977,545
Total Other Investment Companies		33,977,545
Total Short-Term Investments (cost $233,394,580)		233,396,447
Total Investments - 102.1% (cost $2,401,348,350)		2,510,439,754
Other Assets, less Liabilities - (2.1)%		(51,965,437)
Net Assets - 100.0%		$2,458,474,317

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Category	AMG Managers Global Income Opportunity Fund*
Corporate Bonds and Notes	62.1%
Foreign Government Obligations	33.0%
U.S. Government Obligations	3.0%
Asset-Backed Securities	0.4%
Other Assets and Liabilities	1.5%

*	As a percentage of net assets.

Rating	AMG Managers Global Income Opportunity Fund***
U.S. Government Obligations	3.1%
Aaa	9.1%
Aa	5.8%
A	20.1%
Baa	42.3%
Ba & lower	19.0%
N/R	0.6%

***	As a percentage of market value of fixed-income securities and preferred stocks.

TOP TEN HOLDINGS

Security Name	% of Net Assets
New Zealand Government, Bonds, Series 423, 5.500%, 04/15/23**	5.5%
Mexican Bonos, Bonds, Series M, 6.500%, 06/10/21**	5.2
Italy Buoni Poliennali Del Tesoro, Bond, 4.750%, 08/01/23**	3.8
Poland Government, Series 1023, 4.000%, 10/25/23**	3.5
United States Treasury Note, 0.875%, 03/31/18	3.0
Indonesia Treasury Bond, Series FR69, 7.875%, 04/15/19**	1.9
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22	1.7
Parker-Hannifin Corp., MTN, 3.300%, 11/21/24	1.5
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22	1.5
YPF, S.A., 8.750%, 04/04/24**	1.4

Top Ten as a Group	29.0%

**	Top Ten Holding as of December 31, 2015.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

		Principal Amount†	Value
Asset-Backed Securities - 0.4%
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40		$77,993	$76,519
Corporate Bonds and Notes - 62.1%
Financials - 20.7%
Alfa, SAB de CV, 5.250%, 03/25/24 (a)		200,000	213,500
Ally Financial, Inc., 3.500%, 01/27/19		135,000	134,156
AXA SA, 7.125%, 12/15/20	GBP	50,000	79,904
Banco Latinoamericano de Comercio Exterior, S.A., 3.250%, 05/07/20 (a)		150,000	150,750
Bank of America Corp., MTN, 4.200%, 08/26/24		130,000	134,383
Bank of Montreal, 1.750%, 06/15/22 (a)		250,000	250,670
Barclays PLC, 3.650%, 03/16/25		200,000	192,314
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	200,500
CIMPOR Financial Operations BV, 5.750%, 07/17/24 (a)		210,000	154,875
Citigroup, Inc.,
4.000%, 08/05/24		45,000	46,258
4.400%, 06/10/25		30,000	31,368
Credit Agricole, S.A., 7.500%, 04/29/49[3,9]	GBP	100,000	119,194
General Motors Financial Co., Inc., 4.000%, 01/15/25		120,000	121,417
HCP, Inc., 3.400%, 02/01/25		60,000	58,016
HSBC Holdings PLC, EMTN, 5.750%, 12/20/27	GBP	55,000	80,445
International Bank for Reconstruction & Development, MTN, 2.500%, 03/12/20	AUD	160,000	120,772
JPMorgan Chase & Co.,
3.875%, 02/01/24		75,000	81,024
Series X, 6.100%, 10/29/49[3,9]		65,000	67,031
The Korea Development Bank, Series MTN, 4.500%, 11/22/19	AUD	60,000	46,823
Lloyds Banking Group PLC,
4.500%, 11/04/24		200,000	202,896
7.500%, 04/30/49[3,9]		70,000	68,425
Old Republic International Corp., 4.875%, 10/01/24		100,000	106,813
Royal Bank of Scotland Group PLC, 7.500%, 12/29/49[3,9]		200,000	183,000
Santander Holdings USA, Inc., 2.650%, 04/17/20		215,000	212,307
Societe Generale, S.A., 6.750%, 04/07/49[3,9]	EUR	105,000	110,115
Turkiye Halk Bankasi A.S., 4.750%, 02/11/21 (a)		200,000	198,950
UniCredit S.P.A., EMTN, 6.950%, 10/31/22	EUR	150,000	187,562
Wells Fargo & Co., Series S, 5.900%, 12/29/49[3,9]		65,000	66,869
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	207,298
Total Financials			3,827,635
Industrials - 37.5%
Air Canada, 7.625%, 10/01/19 (a)	CAD	110,000	88,548

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 37.5% (continued)
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 06/15/29 (a)		$85,000	$87,550
America Movil SAB de CV, 6.450%, 12/05/22	MXN	4,000,000	209,599
Anadarko Petroleum Corp., 3.450%, 07/15/24		200,000	195,488
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23		80,000	84,294
Anthem, Inc., 3.500%, 08/15/24		90,000	93,179
AT&T, Inc., 4.750%, 05/15/46		113,000	115,811
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	85,219
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	174,889
Cemex SAB de CV, 5.700%, 01/11/25 (a)[4]		200,000	189,500
Cigna Corp., 3.250%, 04/15/25		65,000	66,020
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	189,000
Continental Resources, Inc., 3.800%, 06/01/24[4]		30,000	26,175
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25 (a)		245,000	256,449
Delta Air Lines 2015-1 Class B Pass Through Trust, Series 15-1, 4.250%, 07/30/23		67,799	69,154
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	149,276
5.875%, 05/28/45		135,000	117,315
Embraer Netherlands Finance BV, 5.050%, 06/15/25		90,000	88,821
Energy Transfer Partners, L.P., 4.050%, 03/15/25		210,000	206,081
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		130,000	133,233
FedEx Corp., 4.000%, 01/15/24		180,000	196,682
Freeport-McMoRan, Inc.,
4.550%, 11/14/24[4]		120,000	105,000
5.450%, 03/15/43		205,000	164,513
General Electric Co., Series D, 5.000%, 12/29/49[3,9]		246,000	261,006
Glencore Finance Canada, Ltd., 5.550%, 10/25/42 (a), (b)		235,000	193,875
Intel Corp., 3.700%, 07/29/25[4]		100,000	111,071
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	126,750
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		125,000	127,906
Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24		220,000	222,757
Methanex Corp., 3.250%, 12/15/19		135,000	131,116
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)[4]		200,000	201,000
MTN Mauritius Investments, Ltd., 4.755%, 11/11/24 (a)		200,000	192,000
OCP, S.A., 4.500%, 10/22/25 (a)		215,000	210,012
Parker-Hannifin Corp., MTN, 3.300%, 11/21/24		260,000	281,016
Petrobras Global Finance BV, 6.850%, 06/05/15		245,000	186,200
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	78,375
Southern Copper Corp., 3.875%, 04/23/25		130,000	128,451
Telecom Italia Capital, S.A., 6.375%, 11/15/33		45,000	44,719

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 37.5% (continued)
Telstra Corp., Ltd., 3.125%, 04/07/25 (a)		$245,000	$255,981
Transocean, Inc., 5.050%, 10/15/22 (b)		40,000	28,300
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	253,375
Vale Overseas, Ltd., 6.875%, 11/21/36		55,000	50,050
Vale, S.A., 5.625%, 09/11/42		185,000	150,775
Verizon Communications, Inc., 5.050%, 03/15/34		150,000	166,484
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)		205,000	195,262
YPF, S.A., 8.750%, 04/04/24 (a)		245,000	263,375
Total Industrials			6,951,652
Utilities - 3.9%
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	206,320
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	104,049
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	125,437
Gas Natural Fenosa Finance BV, 3.375%, 12/29/49[3,9]	EUR	100,000	98,764
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	184,430
Total Utilities			719,000
Total Corporate Bonds and Notes (cost $11,916,505)			11,498,287
Foreign Government Obligations - 33.0%
Argentine Republic Government International Bond, 7.625%, 04/22/46 (a)[4]		150,000	162,000
Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 01/01/19	BRL	500,000	148,878
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	312,589
Dominican Republic International, Bonds, 8.625%, 04/20/27 (a)		100,000	118,250
Export Credit Bank of Turkey, 5.000%, 09/23/21 (a)		200,000	205,079
Export-Import Bank of Korea, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	122,569
Hungary Government International, Notes, 5.375%, 03/25/24		140,000	156,380
Iceland Government International, Notes, 5.875%, 05/11/22 (a)		145,000	169,250
Indonesia Government International Bond, 4.750%, 01/08/26 (a)		200,000	217,774
Indonesia Treasury Bond, Series FR69, 7.875%, 04/15/19	IDR	4,700,000,000	359,747
Italy Buoni Poliennali Del Tesoro,
Bond, 1.500%, 06/01/25	EUR	95,000	108,117
Bond, 4.750%, 08/01/23 (a)	EUR	500,000	705,648
Korea Treasury, Notes, Series 1709, 2.750%, 09/10/17	KRW	258,000,000	227,882
Mexican Bonos, Bonds, Series M, 6.500%, 06/10/21	MXN	16,950,000	968,852
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	273,353
New Zealand Government, Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	1,024,322
Poland Government, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	639,816
Spain Government Bond, 1.600%, 04/30/25 (a)	EUR	95,000	109,809
U.K. Gilt, Bonds, 4.000%, 03/07/22	GBP	50,000	79,891
Total Foreign Government Obligations (cost $6,753,263)			6,110,206

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
U.S. Government Obligations - 3.0%
United States Treasury Notes, 0.875%, 03/31/18	USD	$555,000	$557,710
Short-Term Investments - 5.0%
Repurchase Agreements - 3.3%[7]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $621,474 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $633,895)		621,466	621,466

		Shares
Other Investment Companies - 1.7%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%		309,318	309,318
Total Short-Term Investments (cost $930,784)			930,784
Total Investments - 103.5% (cost $20,235,049)			19,173,506
Other Assets, less Liabilities - (3.5)%			(649,001)
Net Assets - 100.0%			$18,524,505

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Fund Snapshots (unaudited)

June 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Managers Special Equity Fund*	Russell 2000® Growth Index
Information Technology	24.6%	24.2%
Health Care	22.3%	22.4%
Consumer Discretionary	17.3%	16.4%
Industrials	13.4%	15.5%
Financials	8.8%	10.5%
Consumer Staples	5.5%	3.3%
Energy	2.2%	1.2%
Materials	1.4%	4.6%
Telecommunication Services	1.3%	1.0%
Utilities	0.3%	0.9%
Other Assets and Liabilities	2.9%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Ellie Mae, Inc.**	1.9%
Cambrex Corp.**	1.7
WageWorks, Inc.**	1.6
Prestige Brands Holdings, Inc.**	1.5
Supernus Pharmaceuticals, Inc.	1.4
PRA Health Sciences, Inc.**	1.4
MAXIMUS, Inc.**	1.3
PrivateBancorp, Inc.**	1.2
Calavo Growers, Inc.	1.2
Knoll, Inc.	1.1

Top Ten as a Group	14.3%

**	Top Ten Holdings as of December 31, 2015.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2016

	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 17.3%
2U, Inc.*,4	19,880	$584,671
American Axle & Manufacturing Holdings, Inc.*	69,924	1,012,500
American Eagle Outfitters, Inc.[4]	41,192	656,189
Boyd Gaming Corp.*	24,604	452,714
Bright Horizons Family Solutions, Inc.*	7,002	464,303
Burlington Stores, Inc.*	7,280	485,649
Capella Education Co.	3,925	206,612
Carter’s, Inc.	2,211	235,405
The Children’s Place, Inc.	6,000	481,080
Cooper Tire & Rubber Co.	10,000	298,200
Cooper-Standard Holding, Inc.*	1,300	102,687
Cracker Barrel Old Country Store, Inc.[4]	2,700	462,969
Dana Holding Corp.[4]	37,389	394,828
Dave & Buster’s Entertainment, Inc.*	14,557	681,122
Denny’s Corp.*	31,800	341,214
Dorman Products, Inc.*	20,330	1,162,876
Drew Industries, Inc.	17,280	1,466,035
Etsy, Inc.*	12,146	116,480
Express, Inc.*	28,551	414,275
Five Below, Inc.*,4	11,972	555,621
G-III Apparel Group, Ltd.*	43,270	1,978,304
Iconix Brand Group, Inc.*	12,487	84,412
IMAX Corp.*	12,940	381,471
iRobot Corp.*,4	7,381	258,925
Isle of Capri Casinos, Inc.*	24,900	456,168
Libbey, Inc.	55,412	880,497
Liberty Tax, Inc.[4]	23,617	314,578
Liberty TripAdvisor Holdings, Inc., Class A*	8,937	195,542
Live Nation Entertainment, Inc.*	12,429	292,082
Marriott Vacations Worldwide Corp.	6,500	445,185
Monro Muffler Brake, Inc.	24,350	1,547,686
Motorcar Parts of America, Inc.*	40,100	1,089,918
Ollie’s Bargain Outlet Holdings, Inc.*	8,921	222,044
Outerwall, Inc.	14,048	590,016
Panera Bread Co., Class A*,4	2,081	441,047
Pier 1 Imports, Inc.[4]	81,602	419,434
Planet Fitness, Inc., Class A*	13,761	259,808
Pool Corp.	4,919	462,534
Popeyes Louisiana Kitchen, Inc.*	24,432	1,334,964

	Shares	Value
Restoration Hardware Holdings, Inc.*,4	28,858	$827,647
Scientific Games Corp., Class A*	20,696	190,196
Shake Shack, Inc., Class A*,4	9,148	333,262
Sinclair Broadcast Group, Inc., Class A	33,758	1,008,014
Skechers U.S.A., Inc., Class A*	54	1,605
Smith & Wesson Holding Corp.*,4	22,122	601,276
Sonic Corp.[4]	72,133	1,951,198
Steven Madden, Ltd.*	53,880	1,841,618
Stoneridge, Inc.*	5,000	74,700
Strayer Education, Inc.*	15,698	771,243
Sturm Ruger & Co., Inc.	4,500	288,045
Tailored Brands, Inc.[4]	31,616	400,259
Tenneco, Inc.*	5,900	274,999
Texas Roadhouse, Inc.	11,359	517,970
Tower International, Inc.	16,000	329,280
Vail Resorts, Inc.	1,760	243,289
Vista Outdoor, Inc.*	6,585	314,302
Wayfair, Inc., Class A*,4	11,790	459,810
Weight Watchers International, Inc.*	22,815	265,338
Total Consumer Discretionary		32,924,096
Consumer Staples - 5.5%
Amplify Snack Brands, Inc.*,4	18,800	277,300
B&G Foods, Inc.	30,580	1,473,956
Blue Buffalo Pet Products, Inc.*,4	12,941	302,043
Calavo Growers, Inc.	33,471	2,242,557
Dean Foods Co.[4]	81,466	1,473,720
Inter Parfums, Inc.	30,636	875,271
J&J Snack Foods Corp.	10,600	1,264,262
Medifast, Inc.	23,614	785,638
Performance Food Group Co.*	18,347	493,718
TreeHouse Foods, Inc.*	12,080	1,240,012
Total Consumer Staples		10,428,477
Energy - 2.2%
Abraxas Petroleum Corp.*	72,100	81,473
Callon Petroleum Co.*	65,820	739,159
GasLog, Ltd.[4]	26,597	345,229
Gulf Island Fabrication, Inc.	9,700	67,318
Matador Resources Co.*,4	35,040	693,792
Memorial Resource Development Corp.*	46,600	740,008
Oasis Petroleum, Inc.*	36,915	344,786
PDC Energy, Inc.*	12,250	705,722

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 2.2% (continued)
Pioneer Energy Services Corp.*	52,132	$239,807
REX American Resources Corp.*	1,887	112,899
Tsakos Energy Navigation, Ltd.	14,700	68,943
Total Energy		4,139,136
Financials - 8.8%
Altisource Portfolio Solutions, S.A.*,4	9,100	253,344
BancorpSouth, Inc.	30,970	702,709
Bank of the Ozarks, Inc.	4,026	151,056
BofI Holding, Inc.*,4	19,300	341,803
Cohen & Steers, Inc.	5,800	234,552
CoreSite Realty Corp.	7,255	643,446
CubeSmart	6,428	198,497
Employers Holdings, Inc.	40,159	1,165,414
Encore Capital Group, Inc.*	10,502	247,112
Heritage Insurance Holdings, Inc.[4]	25,197	301,608
HFF, Inc., Class A	8,000	231,040
Home BancShares, Inc.	12,800	253,312
Janus Capital Group, Inc.	22,800	317,376
LegacyTexas Financial Group, Inc.	27,440	738,410
LendingTree, Inc.*,4	2,648	233,898
MarketAxess Holdings, Inc.	13,873	2,017,134
Morningstar, Inc.	2,733	223,505
OM Asset Management PLC	17,000	226,950
Pinnacle Financial Partners, Inc.	37,880	1,850,438
PrivateBancorp, Inc.	51,530	2,268,866
South State Corp.	23,080	1,570,594
Sovran Self Storage, Inc.	1,666	174,797
Texas Capital Bancshares, Inc.*	13,988	654,079
Universal Insurance Holdings, Inc.[4]	28,292	525,665
Western Alliance Bancorp*	10,021	327,186
WisdomTree Investments, Inc.[4]	15,238	149,180
World Acceptance Corp.*	10,174	463,934
WSFS Financial Corp.	7,200	231,768
Total Financials		16,697,673
Health Care - 22.3%
ABIOMED, Inc.*	5,921	647,106
ACADIA Pharmaceuticals, Inc.*,4	16,406	532,539
Acceleron Pharma, Inc.*,4	900	30,582
Aceto Corp.	51,120	1,119,017
Achillion Pharmaceuticals, Inc.*,4	4,000	31,200

	Shares	Value
Aegerion Pharmaceuticals, Inc.*	107,266	$159,826
Agios Pharmaceuticals, Inc.*,4	4,707	197,200
Alder Biopharmaceuticals, Inc.*,4	1,600	39,952
Align Technology, Inc.*	4,356	350,876
Amedisys, Inc.*	7,329	369,968
AMN Healthcare Services, Inc.*	5,163	206,365
ANI Pharmaceuticals, Inc.*,4	9,000	502,380
Anika Therapeutics, Inc.*	10,006	536,822
ARIAD Pharmaceuticals, Inc.*,4	5,400	39,906
athenahealth, Inc.*,4	819	113,030
BioCryst Pharmaceuticals, Inc.*	58,189	165,257
Bio-Techne Corp.	4,117	464,274
Bruker Corp.	6,869	156,201
Cambrex Corp.*	60,915	3,151,133
Cantel Medical Corp.	19,660	1,351,232
Cardiovascular Systems, Inc.*,4	17,541	322,316
Celldex Therapeutics, Inc.*	87,886	385,820
Cepheid, Inc.*	2,400	73,800
Charles River Laboratories International, Inc.*	3,963	326,710
Chemed Corp.	3,265	445,052
Cotiviti Holdings, Inc.*,4	8,411	177,724
Cross Country Healthcare, Inc.*	39,450	549,144
Eagle Pharmaceuticals, Inc.*,4	17,920	695,117
Emergent BioSolutions, Inc.*	1,060	29,807
Esperion Therapeutics, Inc.*	12,899	127,442
Exact Sciences Corp.*	2,900	35,525
Exelixis, Inc.*,4	43,101	336,619
FibroGen, Inc.*	1,600	26,256
Five Prime Therapeutics, Inc.*,4	5,562	229,989
Glaukos Corp.*	13,765	401,387
Halozyme Therapeutics, Inc.*,4	4,200	36,246
HMS Holdings Corp.*	24,700	434,967
ICON PLC*	16,460	1,152,365
ICU Medical, Inc.*	3,700	417,175
IDEXX Laboratories, Inc.*	2,077	192,870
INC Research Holdings, Inc., Class A*	9,000	343,170
Innoviva, Inc.[4]	38,963	410,280
Inogen, Inc.*	7,873	394,516
Insys Therapeutics, Inc.*,4	34,579	447,452
Integra LifeSciences Holdings Corp.*,4	7,073	564,284
Ironwood Pharmaceuticals, Inc.*,4	4,300	56,223

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 22.3% (continued)
Juno Therapeutics, Inc.*,4	5,379	$206,769
Kite Pharma, Inc.*,4	1,000	50,000
Ligand Pharmaceuticals, Inc.*,4	500	59,635
Masimo Corp.*	24,069	1,263,984
Medidata Solutions, Inc.*	38,404	1,799,995
Molina Healthcare, Inc.*	1,300	64,870
Myriad Genetics, Inc.*	2,200	67,320
Neogen Corp.*	25,040	1,408,500
Neurocrine Biosciences, Inc.*	5,829	264,928
Nevro Corp.*,4	7,605	560,945
NewLink Genetics Corp.*,4	29,469	331,821
Novavax, Inc.*,4	8,500	61,795
Ophthotech Corp.*	800	40,824
OraSure Technologies, Inc.*	56,800	335,688
Pacific Biosciences of California, Inc.*,4	60,486	425,519
PDL BioPharma, Inc.	106,678	334,969
Penumbra, Inc.*	8,824	525,028
Portola Pharmaceuticals, Inc.*	1,500	35,400
PRA Health Sciences, Inc.*	65,018	2,715,152
Press Ganey Holdings, Inc.*	18,707	736,120
Prestige Brands Holdings, Inc.*	52,025	2,882,185
Prothena Corp. PLC*,4	1,100	38,456
The Providence Service Corp.*	21,771	977,082
PTC Therapeutics, Inc.*,4	12,753	89,526
Quality Systems, Inc.	23,900	284,649
Radius Health, Inc.*,4	1,000	36,750
Repligen Corp.*	35,310	966,082
Sage Therapeutics, Inc.*,4	8,021	241,673
Spark Therapeutics, Inc.*,4	8,977	458,994
Supernus Pharmaceuticals, Inc.*	134,230	2,734,265
Surgical Care Affiliates, Inc.*	8,700	414,729
TESARO, Inc.*,4	700	58,835
Tetraphase Pharmaceuticals, Inc.*,4	15,811	67,987
Ultragenyx Pharmaceutical, Inc.*,4	5,692	278,396
Vascular Solutions, Inc.*	16,736	697,222
VCA, Inc.*	5,227	353,397
Veeva Systems, Inc., Class A*	18,580	633,950
West Pharmaceutical Services, Inc.	4,871	369,611

	Shares	Value
Zafgen, Inc.*	24,646	$147,630
Zeltiq Aesthetics, Inc.*,4	15,854	433,290
Total Health Care		42,231,093
Industrials - 13.4%
Advanced Drainage Systems, Inc.[4]	34,890	954,939
The Advisory Board Co.*	23,330	825,649
Beacon Roofing Supply, Inc.*	15,856	720,972
Brady Corp., Class A	7,400	226,144
Builders FirstSource, Inc.*	38,328	431,190
CEB, Inc.	20,059	1,237,239
Comfort Systems USA, Inc.	28,749	936,355
Deluxe Corp.	23,861	1,583,655
Douglas Dynamics, Inc.	17,900	460,567
EnerSys	5,600	333,032
EnPro Industries, Inc.	9,242	410,252
Essendant, Inc.	9,456	288,975
Global Brass & Copper Holdings, Inc.	7,300	199,217
The Greenbrier Cos., Inc.[4]	12,762	371,757
Harsco Corp.	92,326	613,045
Hawaiian Holdings, Inc.*	30,166	1,145,101
Healthcare Services Group, Inc.	9,731	402,669
HEICO Corp.	4,754	317,615
Heidrick & Struggles International, Inc.	12,200	205,936
Insperity, Inc.	4,100	316,643
Interface, Inc.	41,635	634,934
Kadant, Inc.	6,300	324,513
Knight Transportation, Inc.	43,920	1,167,394
Knoll, Inc.	89,351	2,169,442
NCI Building Systems, Inc.*	28,400	454,116
Nordson Corp.	5,556	464,537
RBC Bearings, Inc.*	6,461	468,422
Saia, Inc.*	25,630	644,338
SiteOne Landscape Supply, Inc.*,4	6,299	214,103
Supreme Industries, Inc., Class A	6,513	89,228
TransUnion*	10,402	347,843
Trex Co., Inc.*	26,480	1,189,482
Vectrus, Inc.*	7,000	199,430
Wabash National Corp.*	99,201	1,259,853
WageWorks, Inc.*	50,299	3,008,383

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 13.4% (continued)
Watsco, Inc.	2,562	$360,448
West Corp.	24,136	474,514
Total Industrials		25,451,932
Information Technology - 24.6%
Acacia Communications, Inc.*,[4]	2,540	101,448
Advanced Energy Industries, Inc.*	13,500	512,460
Advanced Micro Devices, Inc.*,[4]	48,098	247,224
Ambarella, Inc.*,[4]	4,757	241,703
Atlassian Corp. PLC, Class A*,[4]	9,617	249,080
AVG Technologies NV*	31,705	602,078
Barracuda Networks, Inc.*	11,450	173,353
Belden, Inc.	21,571	1,302,241
Benefitfocus, Inc.*,[4]	13,882	529,182
BroadSoft, Inc.*	40,945	1,679,973
Callidus Software, Inc.*	76,327	1,525,013
CEVA, Inc.*	25,993	706,230
ChannelAdvisor Corp.*	10,612	153,768
Cimpress N.V.*,[4]	4,609	426,240
Cirrus Logic, Inc.*	12,814	497,055
Coherent, Inc.*	3,111	285,528
CommVault Systems, Inc.*	3,864	166,886
Cornerstone OnDemand, Inc.*	5,578	212,299
CPI Card Group, Inc.[4]	30,337	151,988
Cray, Inc.*,[4]	14,080	421,274
Criteo, S.A., Sponsored ADR*	11,665	535,657
CSG Systems International, Inc.	11,600	467,596
DHI Group, Inc.*	17,400	108,402
EarthLink Holdings Corp.	59,700	382,080
Ellie Mae, Inc.*	39,494	3,619,625
EPAM Systems, Inc.*	6,434	413,771
Euronet Worldwide, Inc.*	6,190	428,286
Extreme Networks, Inc.*,[4]	117,100	396,969
Fair Isaac Corp.	4,615	521,541
FARO Technologies, Inc.*	11,500	389,045
Five9, Inc.*	53,255	633,734
Gigamon, Inc.*	8,287	309,851
GoDaddy, Inc., Class A*,[4]	9,286	289,630
Gogo, Inc.*,[4]	16,175	135,708
GrubHub, Inc.*,[4]	14,888	462,570
Guidewire Software, Inc.*	10,876	671,702

	Shares	Value
The Hackett Group, Inc.	61,316	$850,453
HubSpot, Inc.*,[4]	7,023	304,939
Imperva, Inc.*	2,281	98,106
Inphi Corp.*	11,168	357,711
Instructure, Inc.*	4,910	93,290
IntraLinks Holdings, Inc.*	12,106	78,689
IPG Photonics Corp.*	2,160	172,800
Ixia*	49,689	487,946
j2 Global, Inc.	14,015	885,328
Lionbridge Technologies, Inc.*	19,705	77,835
LogMeln, Inc.*	25,405	1,611,439
Luxoft Holding, Inc.*,[4]	11,765	612,015
Manhattan Associates, Inc.*	7,000	448,910
Materialise N.V., ADR*,[2]	12,979	92,800
MAXIMUS, Inc.	43,790	2,424,652
MaxLinear, Inc., Class A*	22,584	406,060
Mellanox Technologies, Ltd.*	6,455	309,582
Microsemi Corp.*	3,394	110,916
MicroStrategy, Inc., Class A*	1,696	296,834
Mitek Systems, Inc.*	5,873	41,757
Monolithic Power Systems, Inc.	6,026	411,696
NETGEAR, Inc.*	8,300	394,582
NeuStar, Inc., Class A*,[4]	12,088	284,189
Oclaro, Inc.*	15,587	76,065
Paycom Software, Inc.*,[4]	19,128	826,521
Paylocity Holding Corp.*,[4]	15,222	657,590
Pegasystems, Inc.	46,810	1,261,530
Plexus Corp.*	9,500	410,400
Proofpoint, Inc.*,[4]	6,133	386,931
Qualys, Inc.*	35,850	1,068,688
RealPage, Inc.*	15,536	346,919
Rogers Corp.*	1,100	67,210
The Rubicon Project, Inc.*	14,905	203,453
Shopify, Inc., Class A*	9,686	297,941
Silicon Laboratories, Inc.*	23,650	1,152,701
Silicon Motion Technology Corp., ADR	8,333	398,317
SolarEdge Technologies, Inc.*,[4]	10,060	197,176
SPS Commerce, Inc.*	20,510	1,242,906
Stamps.com, Inc.*,4	2,520	220,298
SunPower Corp.*	8,992	139,286
Sykes Enterprises, Inc.*	15,590	451,486

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.6% (continued)
Take-Two Interactive Software, Inc.*	10,300	$390,576
Tessera Technologies, Inc.	19,282	590,800
Trimble Navigation, Ltd.*	8,876	216,219
Twilio, Inc., Class A*,4	10,905	398,032
The Ultimate Software Group, Inc.*	1,834	385,672
Universal Display Corp.*	9,068	614,810
Varonis Systems, Inc.*,4	6,860	164,777
Verint Systems, Inc.*	13,698	453,815
Web.com Group, Inc.*	16,072	292,189
WebMD Health Corp.*,4	31,059	1,804,838
Wix.com, Ltd.*,4	11,527	349,844
WNS Holdings, Ltd., ADR*	523	14,121
XO Group, Inc.*	15,700	273,651
Zendesk, Inc.*,4	20,009	527,837
Total Information Technology		46,686,318
Materials - 1.4%
Chemtura Corp.*	4,800	126,624
Ferroglobe PLC[4]	11,300	97,293
Innophos Holdings, Inc.	7,600	320,796
Innospec, Inc.	5,900	271,341
The Scotts Miracle-Gro Co., Class A	4,878	341,021
Trinseo, S.A.[4]	35,320	1,516,288
Total Materials		2,673,363
Telecommunication Services - 1.3%
8x8, Inc.*	19,830	289,716
Cogent Communications Holdings, Inc.	44,327	1,775,740
FairPoint Communications, Inc.*	30,954	454,405
Total Telecommunication Services		2,519,861
Utilities - 0.3%
Aqua America, Inc.	2,593	92,466
New Jersey Resources Corp.	3,862	148,880
ONE Gas, Inc.	3,722	247,848
Portland General Electric Co.	210	9,265
Total Utilities		498,459
Total Common Stocks (cost $159,285,760)		184,250,408
Rights - 0.0%#
DYAX Corp. (Health Care)*,10 (cost $0)	4,700	47

	Shares	Value
Warrants - 0.0%#
HealthSouth Corp. (Health Care), 01/17/17* (cost $13,215)	6,007	$10,152

	Principal Amount
Short-Term Investments - 14.5%
Repurchase Agreements - 11.7%[7]
Cantor Fitzgerald Securities, Inc., dated 06/30/16, due 07/01/16, 0.470% total to be received $5,278,317 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/16 - 05/20/66, totaling $5,383,813)	$5,278,248	5,278,248
Daiwa Capital Markets America, dated 06/30/16, due 07/01/16, 0.500% total to be received $5,278,321 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/07/16 - 02/01/49, totaling $5,383,813)	5,278,248	5,278,248
Mitsubishi UFJ Securities USA, Inc., dated 06/30/16, due 07/01/16, 0.430% total to be received $5,047,021 (collateralized by various U.S. Government Agency Obligations, 1.370% - 6.059%, 01/01/19 - 07/01/46, totaling $5,147,900)	5,046,961	5,046,961
Nomura Securities International, Inc., dated 06/30/16, due 07/01/16, 0.420% total to be received $5,278,310 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 12/01/16 - 05/20/66, totaling $5,383,813)	5,278,248	5,278,248
State of Wisconsin Investment Board, dated 06/30/16, due 07/01/16, 0.480% total to be received $1,342,288 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/18 - 01/15/29, totaling $1,379,972)	1,342,270	1,342,270
Total Repurchase Agreements		22,223,975

	Shares
Other Investment Companies - 2.8%[8]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.39%	5,307,764	5,307,764
Total Short-Term Investments (cost $27,531,739)		27,531,739
Total Investments - 111.6% (cost $186,830,714)		211,792,346
Other Assets, less Liabilities - (11.6)%		(22,049,498)
Net Assets - 100.0%		$189,742,848

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Bond Fund	$2,409,157,708	$178,147,384	$(76,865,338)	$101,282,046
AMG Managers Global Income Opportunity Fund	20,243,882	839,986	(1,910,362)	(1,070,376)
AMG Managers Special Equity Fund	188,995,541	30,896,222	(8,099,417)	22,796,805

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$435,540,744	17.7%
AMG Managers Global Income Opportunity Fund	6,671,763	36.0%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security. The rate listed is as of June 30, 2016. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Fund may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at June 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$63,226,078	2.6%
AMG Managers Special Equity Fund	92,800	0.1%

[3]	Variable Rate Security. The rate listed is as of June 30, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these securities were out on loan to various brokers as of June 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$48,775,219	2.0%
AMG Managers Global Income Opportunity Fund	595,520	3.2%
AMG Managers Special Equity Fund	21,525,745	11.3%

[5]	Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at June 30, 2016, amounted to the following:

Convertible Bonds Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$70,584,182	2.9%

Convertible Preferred Stock Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$16,966,555	0.7%

[6]	Represents yield to maturity at June 30, 2016.
[7]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[8]	Yield shown represents the June 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.
[10]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Bond Fund*
Australia	1.0%
Bermuda	1.3%
Brazil	0.3%
Canada	1.3%
Cayman Islands	2.2%
France	1.7%
Iceland	0.3%
India	0.0%#
Ireland	0.5%
Luxembourg	1.4%
Malaysia	0.1%
Mexico	3.6%

*	As a percentage of long-term investments as of June 30, 2016.
#	Less than 0.05%.

Country	AMG Managers Global Income Opportunity Fund*
Argentina	2.3%
Australia	2.9%
Brazil	2.4%
Canada	4.1%
Cayman Islands	1.3%
Chile	1.4%
Colombia	3.8%
Dominican Republic	0.6%
France	1.7%
Hungary	0.9%
Iceland	0.9%
Indonesia	3.2%
Israel	0.7%
Italy	5.5%
Luxembourg	2.4%
Mauritius	1.1%

*	As a percentage of long-term investments as of June 30, 2016.

Country	AMG Managers Bond Fund*
Netherlands	1.7%
New Zealand	0.5%
Norway	0.3%
South Korea	0.1%
Spain	1.3%
United Arab Emirates	1.0%
United Kingdom	2.2%
United States	79.2%

100.0%

Country	AMG Managers Global Income Opportunity Fund*
Mexico	9.7%
Morocco	1.2%
Netherlands	4.0%
New Zealand	5.6%
Panama	0.8%
Peru	2.1%
Philippines	0.4%
Poland	3.5%
South Korea	2.2%
Spain	0.6%
Turkey	3.3%
United Kingdom	5.4%
United States	24.3%
Venezuela	1.7%

100.0%

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of June 30, 2016: (See Note 1(a) in the Notes to the Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$87,209,849	$19,601,028	$106,810,877
Corporate Bonds and Notes†	—	1,583,115,712	—	1,583,115,712
Foreign Government Obligations	—	156,997,966	—	156,997,966
Mortgage-Backed Securities	—	31,639,880	—	31,639,880
Municipal Bonds	—	23,508,210	—	23,508,210
U.S. Government and Agency Obligations†	—	353,299,209	—	353,299,209
Common Stocks††	$2,935,884	—	—	2,935,884
Preferred Stocks
Financials	10,702,685	—	—	10,702,685
Industrials	4,394,849	—	—	4,394,849
Materials	3,241,146	—	—	3,241,146
Utilities	—	396,889	—	396,889
Short-Term Investments
Repurchase Agreements	—	49,434,202	—	49,434,202
U.S. Treasury Bills	—	149,984,700	—	149,984,700
Other Investment Companies	33,977,545	—	—	33,977,545

Total Investments in Securities	$55,252,109	$2,435,586,617	$19,601,028	$2,510,439,754

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2016:

AMG Managers Bond Fund	Asset-Backed Securities
Balance as of December 31, 2015	$20,421,277
Accrued discounts (premiums)	(3,984)
Realized gain (loss)	(4,872)
Change in unrealized appreciation (depreciation)	(83,362)
Purchases	—
Sales	(728,031)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2016	$19,601,028

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016	$(83,362)

The Fund’s investment that is categorized as Level 3 is valued utilizing third party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investment.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$76,519	—	$76,519
Corporate Bonds and Notes†	—	11,498,287	—	11,498,287
Foreign Government Obligations	—	6,110,206	—	6,110,206
U.S. Government Obligations†	—	557,710	—	557,710
Short-Term Investments
Repurchase Agreements	—	621,466	—	621,466
Other Investment Companies	$309,318	—	—	309,318

Total Investments in Securities	$309,318	$18,864,188	—	$19,173,506

Financial Derivative Instruments-Assets†††
Foreign Currency Exchange Contracts	—	$104,915	—	$104,915
Financial Derivative Instruments-Liabilities†††
Foreign Currency Exchange Contracts	—	(145,871)	—	(145,871)

Total Financial Derivative Instruments	—	$(40,956)	—	$(40,956)

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks
Information Technology	$46,593,518	$92,800	—	$46,686,318
Health Care	42,231,093	—	—	42,231,093
Consumer Discretionary	32,924,096	—	—	32,924,096
Industrials	25,451,932	—	—	25,451,932
Financials	16,697,673	—	—	16,697,673
Consumer Staples	10,428,477	—	—	10,428,477
Energy	4,139,136	—	—	4,139,136
Materials	2,673,363	—	—	2,673,363
Telecommunication Services	2,519,861	—	—	2,519,861
Utilities	498,459	—	—	498,459
Rights	—	—	$47	47
Warrants	10,152	—	—	10,152
Short-Term Investments
Repurchase Agreements	—	22,223,975	—	22,223,975
Other Investment Companies	5,307,764	—	—	5,307,764

Total Investments in Securities	$189,475,524	$22,316,775	$47	$211,792,346

At June 30, 2016, the Level 3 security are Rights received as a result of a corporate action.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

†	All corporate bonds and notes and U.S. government and agency obligations held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All common stocks held in the Fund are level 1 securities. For a detailed breakout of the common stocks, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as forwards contracts are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2016, the Funds had no significant transfers between levels from the beginning of the reporting period.

The following schedule shows the value of derivative instruments at June 30, 2016:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
AMG Managers Global Income Opportunity Fund
	Foreign currency exchange contracts	Unrealized appreciation on foreign currency contracts	$104,915	Unrealized depreciation on foreign currency contracts	$145,871

For the six months ended June 30, 2016, the effect of derivative instruments on the Statement of Operations and the amount of realized gain/(loss) and unrealized gain/(loss) on derivatives recognized in income is as follows:

		Realized Gain (Loss)		Change in Unrealized Gain (Loss)
Fund	Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/(Loss)	Statement of Operations Location	Change In Unrealized Gain/(Loss)
AMG Managers Global Income Opportunity Fund
	Foreign currency exchange contracts	Net realized gain on foreign currency transactions	$457,176	Net change in unrealized appreciation (depreciation) of foreign currency translations	$(40,768)

At June 30, 2016, the following Fund had foreign currency contracts (in U.S. Dollars):

(See Note 9 in the Notes to Financial Statements.)

AMG Managers Global Income Opportunity Fund
Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Brazilian Real	Long	09/21/16	CS	$68,909	$64,866	$4,043
British Pound	Long	09/21/16	CS	466,312	505,718	(39,406)
Euro	Long	09/21/16	MS	3,448,502	3,520,072	(71,570)
Japanese Yen	Long	09/21/16	CS	2,393,913	2,316,979	76,934
Polish Zloty	Long	09/21/16	CITI	187,214	190,818	(3,604)
Australian Dollar	Short	09/21/16	CS	422,906	436,475	(13,569)
Brazilian Real	Short	09/21/16	CS	62,007	68,909	(6,902)
British Pound	Short	09/21/16	CS	185,820	173,201	12,619
Euro	Short	09/21/16	MS	181,547	178,102	3,445

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
Indonesian Rupiah	Short	09/21/16	CS	$230,695	$231,959	$(1,264)
Mexican Peso	Short	09/21/16	UBS	1,103,482	1,108,773	(5,291)
New Zealand Dollar	Short	09/21/16	CS	898,735	903,000	(4,265)
Norwegian Krone	Short	09/21/16	UBS	122,975	119,473	3,502
Polish Zloty	Short	09/21/16	CITI	650,919	647,661	3,258
Swiss Franc	Short	09/21/16	UBS	62,850	61,736	1,114

			Totals	$10,486,786	$10,527,742	$(40,956)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
PLC:	Public Limited Company
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CITI:	Citibank N.A.
CS:	Credit Suisse
MS:	Morgan Stanley
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2016

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Assets:
Investments at value* (including securities on loan valued at $48,775,219, $595,520 and $21,525,745, respectively)	$2,461,005,552	$18,552,040	$189,568,371
Repurchase Agreements at value**	49,434,202	621,466	22,223,975
Foreign currency***	829,781	84,038	—
Dividends, interest and other receivables	22,711,881	224,028	122,338
Receivable for investments sold	2,290,458	—	5,265,616
Receivable for Fund shares sold	3,389,233	14,584	59,208
Unrealized appreciation on foreign currency contracts	—	104,915	—
Receivable from affiliate	62,190	13,490	27,284
Prepaid expenses	45,504	8,106	16,697
Total assets	2,539,768,801	19,622,667	217,283,489
Liabilities:
Payable upon return of securities loaned	49,434,202	621,466	22,223,975
Payable for investments purchased	24,971,000	202,091	4,695,443
Payable for Fund shares repurchased	4,664,279	43,657	317,889
Unrealized depreciation on foreign currency contracts	—	145,871	—
Accrued expenses:
Investment advisory and management fees	1,253,721	10,805	140,846
Administrative fees	501,488	3,087	39,124
Shareholder servicing fees - Service Class	123,928	—	35,485
Trustees fees and expenses	1,411	37	—
Other	344,455	71,148	87,879
Total liabilities	81,294,484	1,098,162	27,540,641

Net Assets	$2,458,474,317	$18,524,505	$189,742,848
* Investments at cost	$2,351,914,148	$19,613,583	$164,606,739
** Repurchase agreements at cost	$49,434,202	$621,466	$22,223,975
*** Foreign currency at cost	$818,781	$82,848	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Net Assets Represent:
Paid-in capital	$2,336,929,448	$22,566,053	$292,018,096
Distributions in excess of net investment income	(4,879,715)	(197,999)	(467,724)
Undistributed (accumulated) net realized gain (loss) from investments	17,282,577	(2,741,573)	(126,769,155)
Net unrealized appreciation (depreciation) of investments	109,142,007	(1,101,976)	24,961,631
Net Assets	$2,458,474,317	$18,524,505	$189,742,848
Shares outstanding	n/a	933,672	n/a
Net asset value, offering and redemption price per share	n/a	$19.84	n/a
Service Class:
Net Assets	$1,513,867,583	n/a	$172,056,933
Shares outstanding	55,524,325	n/a	1,966,070
Net asset value, offering and redemption price per share	$27.26	n/a	$87.51
Institutional Class:
Net Assets	$944,606,734	n/a	$17,685,915
Shares outstanding	34,651,124	n/a	197,158
Net asset value, offering and redemption price per share	$27.26	n/a	$89.70

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2016

	AMG Managers Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Investment Income:
Interest income	$54,294,918	$588,950	$75
Dividend income	678,440	1,587	617,729
Securities lending income	228,991	6,099	140,307
Foreign withholding tax	(45,823)	(843)	—
Total investment income	55,156,526	595,793	758,111
Expenses:
Investment advisory and management fees	7,577,572	88,755	828,673
Administrative fees	3,031,029	25,359	230,187
Shareholder servicing fees - Service Class	759,780	—	208,888
Reports to shareholders	138,938	6,211	9,693
Custodian fees	96,643	37,854	59,530
Professional fees	106,388	19,567	18,497
Trustees fees and expenses	90,102	1,172	6,973
Transfer agent fees	78,954	3,564	16,141
Registration fees	25,518	9,844	10,948
Miscellaneous	29,163	688	2,688
Total expenses before offsets/reductions	11,934,087	193,014	1,392,218
Expense reimbursements	(383,845)	(80,157)	(161,286)
Expense reductions	—	—	(5,097)
Net expenses	11,550,242	112,857	1,225,835

Net Investment income (loss)	43,606,284	482,936	(467,724)
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	15,933,391	(1,095,063)	(2,176,531)
Net realized gain (loss) on foreign currency transactions	(89,842)	448,474	28
Net change in unrealized appreciation (depreciation) of investments	78,914,365	2,525,516	1,442,441
Net change in unrealized appreciation (depreciation) of foreign currency translations	50,948	(32,014)	—
Net realized and unrealized gain (loss)	94,808,862	1,846,913	(734,062)

Net increase (decrease) in net assets resulting from operations	$138,415,146	$2,329,849	$(1,201,786)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six month ended June 30, 2016 (unaudited) and the year ended December 31, 2015

	AMG Managers Bond Fund		AMG Managers Global Income Opportunity Fund		AMG Managers Special Equity Fund
	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015	June 30, 2016	December 31, 2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$43,606,284	$75,599,756	$482,936	$1,399,051	$(467,724)	$(1,080,584)
Net realized gain (loss) on investments, foreign currency transactions	15,843,549	32,339,001	(646,589)	(1,405,180)	(2,176,503)	16,303,340
Net change in unrealized appreciation (depreciation) of investments, foreign currency translations	78,965,313	(164,350,877)	2,493,502	(2,587,751)	1,442,441	(15,116,156)
Net increase (decrease) in net assets resulting from operations	138,415,146	(56,412,120)	2,329,849	(2,593,880)	(1,201,786)	106,600
Distributions to Shareholders:
From net investment income:
Single Class Fund	—	—	—	(482,617)	—	—
Service Class	(25,129,550)	(46,749,891)	—	—	—	—
Institutional Class	(15,547,080)	(25,682,778)	—	—	—	—
From net realized gain on investments:
Single Class Fund	—	—	—	—	—	—
Service Class	—	(22,559,422)	—	—	—	—
Institutional Class	—	(12,787,975)	—	—	—	—
Total distributions to shareholders	(40,676,630)	(107,780,066)	—	(482,617)	—	—
Capital Share Transactions:[1]
Net decrease from capital share transactions	(112,035,599)	(371,852,846)	(15,945,970)	(14,995,747)	(9,453,692)	(23,986,851)

Total decrease in net assets	(14,297,083)	(536,045,032)	(13,616,121)	(18,072,244)	(10,655,478)	(23,880,251)
Net Assets:
Beginning of period	2,472,771,400	3,008,816,432	32,140,626	50,212,870	200,398,326	224,278,577
End of period	$2,458,474,317	$2,472,771,400	$18,524,505	$32,140,626	$189,742,848	$200,398,326
End of period distributions in excess of net investment income	$(4,879,715)	$(7,809,369)	$(197,999)	$(680,935)	$(467,724)	—

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Bond Fund

Financial Highlights

For a share outstanding throughout each period

Service Class†	Six Months Ended June 30, 2016	For the years ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$26.19	$27.88	$27.33	$27.93	$25.97	$25.61
Income (loss) from Investment Operations:
Net investment income[1,2]	0.47	0.74	0.80	0.92	1.03	1.14
Net realized and unrealized gain (loss) on investments	1.04	(1.34)	0.78	(0.63)	2.04	0.39
Total income (loss) from investment operations	1.51	(0.60)	1.58	0.29	3.07	1.53
Less Distributions to Shareholders from:
Net investment income	(0.44)	(0.71)	(0.85)	(0.89)	(1.11)	(1.17)
Net realized gain on investments	—	(0.38)	(0.18)	—	—	—
Total distributions to shareholders	(0.44)	(1.09)	(1.03)	(0.89)	(1.11)	(1.17)
Net Asset Value, End of Period	$27.26	$26.19	$27.88	$27.33	$27.93	$25.97
Total Return[2]	5.88%[4,15]	(2.19)%[4]	5.81%	1.06%	12.04%	6.06%
Ratio of net expenses to average net assets (with offsets/ reductions)	0.99%[16]	0.99%	0.99%	1.01%[5]	0.99%[6]	0.99%
Ratio of expenses to average net assets (with offsets)	0.99%[16]	0.99%	0.99%	1.01%[5]	0.99%[6]	0.99%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.02%[16]	1.02%	1.02%	1.05%[5]	1.05%[6]	1.05%
Ratio of net investment income to average net assets[2]	3.56%[16]	2.69%	2.85%	3.33%[5]	3.79%[6]	4.36%
Portfolio turnover	23%[15]	10%	26%	19%	26%	17%
Net assets at end of period (000’s omitted)	$1,513,867	$1,575,246	$1,947,536	$1,545,765	$2,374,012	$2,121,491

Institutional Class††	Six Months Ended June 30, 2016 (Unaudited)	For the years ended December 31,		For the period from April 1, 2013 to December 31, 2013

		2015	2014
Net Asset Value, Beginning of Period	$26.19	$27.87	$27.33	$28.19
Income (loss) from Investment Operations:
Net investment income[1,2]	0.48	0.77	0.83	0.73
Net realized and unrealized gain (loss) on investments	1.04	(1.33)	0.77	(0.88)
Total income (loss) from investment operations	1.52	(0.56)	1.60	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.45)	(0.74)	(0.88)	(0.71)
Net realized gain on investments	—	(0.38)	(0.18)	—
Total distributions to shareholders	(0.45)	(1.12)	(1.06)	(0.71)
Net Asset Value, End of Period	$27.26	$26.19	$27.87	$27.33
Total Return[2]	5.88%[15]	(2.05)%	5.88%	(0.48)%[15]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[16]	0.89%	0.89%	0.91%[5,16]
Ratio of expenses to average net assets (with offsets)	0.89%[16]	0.89%	0.89%	0.91%[5,16]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.92%[16]	0.92%	0.92%	0.95%[5,16]
Ratio of net investment income to average net assets[2]	3.66%[16]	2.79%	2.93%	3.53%[5,16]
Portfolio turnover	23%[15]	10%	26%	19%[15]
Net assets at end of period (000’s omitted)	$944,607	$897,526	$1,061,280	$745,121

AMG Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each period

	Six Months Ended June 30, 2016	For the years ended December 31,
	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$18.18	$19.68	$19.69	$20.56	$19.30	$19.33
Income (loss) from Investment Operations:
Net investment income[1,2]	0.36	0.65	0.57	0.51	0.53	0.53
Net realized and unrealized gain (loss) on investments	1.30	(1.87)	(0.21)	(0.80)	1.52	0.12
Total income (loss) from investment operations	1.66	(1.22)	0.36	(0.29)	2.05	0.65
Less Distributions to Shareholders from:
Net investment income	—	(0.28)	(0.37)	(0.58)	(0.79)	(0.68)
Net Asset Value, End of Period	$19.84	$18.18	$19.68	$19.69	$20.56	$19.30
Total Return[2]	9.13%[15]	(6.22)%	1.84%	(1.40)%	10.63%	3.39%
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[16]	0.89%	0.89%	0.91%[7]	1.05%[8]	1.10%
Ratio of expenses to average net assets (with offsets)	0.89%[16]	0.89%	0.89%	0.91%[7]	1.05%[8]	1.10%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.52%[16]	1.29%	1.26%	1.23%[7]	1.36%[8]	1.39%
Ratio of net investment income to average net assets[2]	3.81%[16]	3.36%	2.78%	2.49%[7]	2.63%[8]	2.63%
Portfolio turnover	12%[15]	53%	56%	40%	59%	91%
Net assets at end of period (000’s omitted)	$18,525	$32,141	$50,213	$48,295	$34,948	$24,608

AMG Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each period

	Six Months Ended June 30, 2016	For the years ended December 31,
Service Class†††	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$87.84	$88.30	$87.24	$60.14	$54.51	$52.71
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.22)	(0.47)[17]	(0.72)	(0.52)[9]	(0.24)[10]	(0.50)
Net realized and unrealized gain (loss) on investments	(0.11)	0.01	1.78	27.62	5.87	2.30
Total income (loss) from investment operations	(0.33)	(0.46)	1.06	27.10	5.63	1.80
Net Asset Value, End of Period	$87.51	$87.84	$88.30	$87.24	$60.14	$54.51
Total Return[2]	(0.38)%[4,15]	(0.52)%[4]	1.22%	45.06%[11]	10.35%[4]	3.41%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.36%[16]	1.35%	1.35%	1.37%[12]	1.35%[13]	1.37%[14]
Ratio of expenses to average net assets (with offsets)	1.36%[16]	1.36%	1.36%	1.38%[12]	1.36%[13]	1.38%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.54%[16]	1.51%	1.51%	1.52%[12]	1.55%[13]	1.54%
Ratio of net investment loss to average net assets[2]	(0.53)%[16]	(0.51)%	(0.83)%	(0.71)%[12]	(0.40)%[13]	(0.89)%
Portfolio turnover	67%[15]	116%	121%	129%	107%	126%
Net assets at end of period (000’s omitted)	$172,057	$181,862	$205,362	$240,162	$184,142	$243,858

	Six Months Ended June 30, 2016	For the years ended December 31,
Institutional Class	(Unaudited)	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$89.92	$90.18	$88.87	$61.34	$55.45	$53.43
Income (loss) from Investment Operations:
Net investment loss[1,2]	(0.12)	(0.26)[17]	(0.51)	(0.34)[9]	(0.05)[10]	(0.29)
Net realized and unrealized gain (loss) on investments	(0.10)	0.00 #	1.82	27.87	5.94	2.31
Total income (loss) from investment operations	(0.22)	(0.26)	1.31	27.53	5.89	2.02
Net Asset Value, End of Period	$89.70	$89.92	$90.18	$88.87	$61.34	$55.45
Total Return[2]	(0.25)%[4,15]	(0.29)%[4]	1.47%	44.88%	10.62%	3.78%
Ratio of net expenses to average net assets (with offsets/reductions)	1.11%[16]	1.10%	1.10%	1.12%[12]	1.10%[13]	1.12%[14]
Ratio of expenses to average net assets (with offsets)	1.11%[16]	1.11%	1.11%	1.13%[12]	1.11%[13]	1.13%
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.29%[16]	1.26%	1.26%	1.27%[12]	1.30%[13]	1.29%
Ratio of net investment loss to average net assets[2]	(0.28)%[16]	(0.27)%	(0.58)%	(0.46)%[12]	(0.08)%[13]	(0.53)%
Portfolio turnover	67%[15]	116%	121%	129%	107%	126%
Net assets at end of period (000’s omitted)	$17,686	$18,536	$18,917	$20,215	$16,407	$13,961

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

†	Formerly shares of the Fund’s sole class, which were reclassified and redesignated as Service Class shares on April 1, 2013.
††	Commencement of operations was April 1, 2013.
†††	All Managers Class shares were renamed Service Class shares on April 1, 2013.
#	Rounds to less than $0.01 per share.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown in the Financial Highlights.
[5]	Includes non-routine extraordinary expenses amounting to 0.023% and 0.015% of average net assets for the Service Class and Institutional Class, respectively.
[6]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[7]	Includes non-routine extraordinary expenses amounting to 0.020% of average net assets.
[8]	Includes non-routine extraordinary expenses amounting to 0.004% of average net assets.
[9]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.59) and $(0.41) for the Service Class and Institutional Class, respectively.
[10]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.45) and $(0.27) for the Service Class and Institutional Class, respectively.
[11]	The total return would have been 44.56% had the capital contribution of $851,162 not been included.
[12]	Includes non-routine extraordinary expenses amounting to 0.018% and 0.018% of average net assets for the Service Class and Institutional Class, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.003% and 0.004% of average net assets for the Service Class and Institutional Class, respectively.
[14]	Effective July 1, 2011, the Fund’s expense cap was reduced to 1.11% from 1.14%. For the period April 1, 2011 through June 30, 2011, the Fund’s expense cap was 1.14%. From January 1, 2011 through March 31, 2011, the Fund’s expense cap was 1.19%. The expense ratio shown reflects the weighted average expense ratio for the full year ended December 31, 2011.
[15]	Not annualized.
[16]	Annualized.
[17]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.69) and $(0.48) for the Service Class and Institutional Class, respectively.

Notes to Financial Statements (unaudited)

June 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are AMG Managers Bond Fund (“Bond”), AMG Managers Global Income Opportunity Fund (“Global Income Opportunity”) and AMG Managers Special Equity Fund (“Special Equity”), each a “Fund” and collectively the “Funds.” Global Income Opportunity will deduct a 1.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended June 30, 2016, the Fund had redemption fees amounting to $102.

Bond and Special Equity each offer two classes of shares: Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

40

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Fund family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Special Equity had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2016, the amount by which the Fund’s expenses were reduced and the impact on the annualized expense ratios, was $5,097 or less than 0.01%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2016, the Funds’ custodian expense was not reduced.

Effective June 1, 2016, the overdraft fees are computed at 1.75% (previously 1.0%) above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2016, overdraft fees for Global Income Opportunity and Special Equity equaled $10 and $14, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization, currency gains/losses, redesignation of dividends and current year write off of a net operating loss. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations, contingent preferred debt instruments and wash sales.

41

Notes to Financial Statements (continued)

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2015, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of June 30, 2016, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed, or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover
	Amounts		Expires
Fund	Short-Term	Long-Term	December 31,
Global Income Opportunity
(Pre-Enactment)	$1,019,810	—	2017
(Pre-Enactment)	1,033,512	—	2018

Totals	$2,053,322

Special Equity
(Pre-Enactment)	$121,798,009	—	2017

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of these securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six month ended June 30, 2016 (unaudited) and the year ended December 31, 2015, the capital stock transactions by class for the Funds were as follows:

	Bond				Special Equity
	2016		2015		2016		2015
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Service Class:
Proceeds from sale of shares	3,613,220	$96,075,034	13,375,634	$369,405,651	42,145	$3,502,110	141,833	$13,310,456
Reinvestment of distributions	889,016	23,664,094	2,388,316	64,332,254	—	—	—	—
Cost of shares repurchased	(9,125,442)	(242,121,277)	(25,478,779)	(698,541,616)	(146,553)	(12,220,426)	(397,066)	(37,030,495)

Net decrease	(4,623,206)	$(122,382,149)	(9,714,829)	$(264,803,711)	(104,408)	$(8,718,316)	(255,233)	$(23,720,039)

Institutional Class:
Proceeds from sale of shares	3,952,437	$105,191,630	8,240,259	$226,155,038	9,815	$832,533	31,383	$2,992,129
Reinvestment of distributions	583,464	15,532,103	1,427,491	38,442,052	—	—	—	—
Cost of shares repurchased	(4,160,654)	(110,377,183)	(13,467,920)	(371,646,225)	(18,790)	(1,567,909)	(35,017)	(3,258,941)

Net increase (decrease)	375,247	$10,346,550	(3,800,170)	$(107,049,135)	(8,975)	$(735,376)	(3,634)	$(266,812)

	Global Income Opportunity
	2016		2015
	Shares	Amount	Shares	Amount
Single Class:
Proceeds from sale of shares	90,522	$1,700,520	577,925	$11,130,601
Reinvestment of distributions	—	—	25,182	459,068
Cost of shares repurchased	(925,225)	(17,646,490)	(1,386,359)	(26,585,416)

Net decrease	(834,703)	$(15,945,970)	(783,252)	$(14,995,747)

At June 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of each Fund as follows: Bond - two collectively own 68%; Global Income Opportunity - three collectively own 60%; Special Equity - two collectively own 51%. Transactions by these shareholders may have a material impact on their respective Fund.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At June 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Bond, Global Income Opportunity and Special Equity was $49,434,202, $621,466 and $22,223,975, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The values of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and

43

Notes to Financial Statements (continued)

forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Bond	0.625%
Global Income Opportunity	0.700%
Special Equity	0.900%

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Global Income Opportunity to 0.89%, of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Bond and Special Equity to 0.89% and 1.11%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager, Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause that Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended June 30, 2016, each Fund’s expiration of reimbursement are as follows:

Expiration Period	Bond	Global Income Opportunity	Special Equity
Less than 1 year*	$743,215	$164,006	$330,720
Within 2 years	837,915	182,649	331,063
Within 3 years	969,595	169,463	350,274

Total Amount Subject To Reimbursement	$2,550,725	$516,118	$1,012,057

*	A portion of this represents the expiration amount through the fiscal year ended December 31, 2016 of $405,305, $39,290 and $158,634 for Bond, Global Income Opportunity and Special Equity, respectively.

Each Fund has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as Funds’ administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Bond, Global Income Opportunity and Special Equity each pay a fee to the Administrator at the rate of 0.25%, 0.20%, 0.25%, respectively, per annum of each Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the

44

Notes to Financial Statements (continued)

distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Bond and Special Equity Service Class shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as a bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Service Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of the Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2016, were as follows:

	Maximum	Actual
Fund	Amount Approved	Amount Incurred
Bond
Service Class	0.10%	0.10%
Special Equity
Service Class	0.25%	0.25%

In June 2016, the Funds’ Board approved a proposal to revise certain fees paid by the Funds. These changes will not increase the overall fees incurred by the Funds or by shareholders of the Funds. These changes will not be effective until October 1, 2016 following execution of all relevant agreements and the filing of revised prospectuses and Statements of Additional Information with the Securities and Exchange Commission. The Board approved, in some cases, changes to the administrative fee, management fee and/or shareholder servicing fee on certain classes of the Funds. Further details regarding such changes will be available once all relevant agreements are finalized and executed and revised prospectuses and Statements of Additional Information are filed with the Securities and Exchange Commission.

The Board provides supervision of the affairs of the Trust, other Trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits each fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both borrowing and lending funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2016, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Special Equity lent $2,553,825 for three days earning interest of $75. The interest income amount is included in the Statement of Operations as interest income. At June 30, 2016, the Funds had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2016, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Bond	$339,322,945	$256,315,486
Global Income Opportunity	1,679,631	15,627,339
Special Equity	122,562,113	133,601,095

	U.S. Government Obligations
Fund	Purchases	Sales
Bond	$199,986,329	$509,584,304
Global Income Opportunity	1,132,967	1,553,014
Special Equity	—	—

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

45

Notes to Financial Statements (continued)

At June 30, 2016, the value of the securities loaned and cash collateral received, were as follows:

	Securities	Cash Collateral
Fund	Loaned	Received
Bond	$48,775,219	$49,434,202
Global Income Opportunity	595,520	621,466
Special Equity	21,525,745	22,223,975

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expects the risk of loss to be remote.

6. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why Global Income Opportunity uses derivative instruments, the credit risk and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to the Schedule of Portfolio Investments.

For the six months ended June 30, 2016, the average quarterly balances of derivative financial instruments outstanding were as follows:

Global Income
Foreign currency exchange contracts:	Opportunity
Average U.S. Dollar amounts purchased/sold	$14,750,901

9. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended June 30, 2016, Global Income Opportunity invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

10. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with its counterparties for the securities lending program, repurchase agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

46

Notes to Financial Statements (continued)

The following tables are a summary of the Funds’ open repurchase agreements and derivatives that are subject to master netting agreements as of June 30, 2016:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Received	Net Amount
Bond
Bank of Nova Scotia	$11,226,211	$11,226,211
Cantor Fitzgerald Securities, Inc.	11,740,760	11,740,760	—	—
Daiwa Capital Markets America	11,740,760	11,740,760	—	—
Nomura Securities International, Inc.	11,740,760	11,740,760	—	—
State of Wisconsin Investment Board	2,985,711	2,985,711	—	—

Totals	$49,434,202	$49,434,202	—	—

Global Income Opportunity
Cantor Fitzgerald Securities, Inc.	$621,466	$621,466	—	—
Citibank N.A.	3,258	3,258	—	—
Credit Suisse	93,596	65,406	—	$28,190
Morgan Stanley	3,445	3,445	—	—
UBS Securities LLC	4,616	4,616	—	—

Totals	$726,381	$698,191	—	$28,190

Special Equity
Cantor Fitzgerald Securities, Inc.	$5,278,248	$5,278,248	—	—
Daiwa Capital Markets America	5,278,248	5,278,248	—	—
Mitsubishi UFJ Securities USA, Inc.	5,046,961	5,046,961	—	—
Nomura Securities International, Inc.	5,278,248	5,278,248	—	—
State of Wisconsin Investment Board	1,342,270	1,342,270	—	—

Totals	$22,223,975	$22,223,975	—	—

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments Collateral	Cash Collateral Pledged	Net Amount
Global Income Opportunity
Citibank N.A.	$3,604	$3,258	—	$346
Credit Suisse	65,406	65,406	—	—
Morgan Stanley	71,570	3,445	—	68,125
UBS Securities LLC	5,291	4,616	—	675

Totals	$145,871	$76,725	—	$69,146

12. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Bond Fund: Approval of Investment Management and Subadvisory Agreements on June 22-23, 2016

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Bond Fund (each, a “Fund”, and collectively, the “Funds”) and separately an amendment, to be effective October 1, 2016, to such Investment Management Agreement for AMG Managers Global Income Opportunity Fund (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement for each Fund. The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, with respect to each applicable Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT, AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadvisor of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each

Subadvisor’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadvisor and other information regarding each Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadvisor or the replacement of any Subadvisor, including at the request of the Board; identifies potential successors to or replacements of any Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds.

The Trustees also considered the Investment Manager’s risk management processes. The

48

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing a Fund or the portion of a Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadvisor with portfolio management responsibility for a Fund or the portion of a Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to AMG Managers Special Equity Fund, which is managed by multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to each Fund’s Peer Group and Fund Benchmark and considered each applicable Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund or the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and Investment Strategies, including, with respect to AMG Managers Special Equity Fund, the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to AMG Managers Special Equity Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor(s) and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees noted that, effective October 1, 2016, the management fee rate for AMG Managers Global Income Opportunity Fund will be reduced and Institutional Class shares of AMG Managers Bond Fund will be authorized to pay a shareholder servicing fee and the shareholder servicing fee rate paid by Service Class shares of AMG

Managers Bond Fund will be increased while the administrative fee rate paid by each Fund will be reduced. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment

Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds. The Trustees also noted that the changes in fee rates described above would not cause an increase in total Fund expenses.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current and revised advisory fee structure, as applicable, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers

49

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time (after noting the fee rate changes made at the meeting). With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with any of the Subadvisors. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with a Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund or the portion of a Fund managed by the Subadvisors to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment and each Subadvisor.

AMG Managers Special Equity Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above, above, above and below, respectively, the median performance of the Peer Group and above, above, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and Fund Benchmark and the fact that the Fund outperformed the Fund Benchmark and Peer Group for the 1-year and 3-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisors, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Global Income Opportunity Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above, below, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Barclays Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance relative to the Fund Benchmark and the fact that the Fund ranked in the second quartile relative to its Peer Group for the 1-year, 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2013. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

50

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

AMG Managers Bond Fund

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Service Class shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was below, at, above and above, respectively, the median performance of the Peer Group and below, below, above and above, respectively, the performance of the Fund Benchmark, the Barclays U.S. Government/Credit Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance. The Trustees also noted that the Fund ranked in the top decile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Advisory and Subadvisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2017, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Trustees also noted that the Investment Manager previously reduced the Fund’s expense limitation in 2013. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*        *        *         *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Funds’ portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS
AMG Chicago Equity Partners Balanced Chicago Equity Partners, LLC AMG FQ Global Risk-Balanced First Quadrant, L.P.
EQUITY FUNDS
AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

AMG SouthernSun Global Opportunities

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation
AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government
AMG Managers Short Duration Government

Amundi Smith Breeden LLC

SAR078-0616	| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	September 6, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	September 6, 2016